LONG-TERM LOANS (Tables)	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule Of Debt Instruments [Table Text Block]
		June 30,
		2014	2015
RMB-denominated loan	(i)	17,065	8,996
USD-denominated loan	(ii)	4,663	4,794
MYR-denominated loan	(iii)	1,713	936
SGD denominated loan	(iv)	54	364
Convertible Bond	(v)	$-	$19,572
		23,495	34,662
Less: current portion		(8,517)	(14,111)
		$14,978	$20,551

i.
The RMB denominated loan is repayable in three installments with the last installment due on March 29, 2016. It carries an annual interest rate of 5.94% subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China with nil premiums. The loan is secured by a pledge of the headquarters facility in Beijing, comprising a prepaid land lease and buildings with an aggregate carrying value of $37,986 and $35,091 as of June 30, 2014 and 2015, respectively.

ii.
The two USD denominated loans are both repayable in one installment by July 31, 2016 and September 29, 2019 respectively. For the fiscal year ended June 30, 2015, the effective interest rates ranged from 2.1% to 3.03%. The borrowings are secured by restricted cash amounting to $5,103 and $5,136 as of June 30, 2014 and 2015, respectively.

iii.
The MYR denominated loans are repayable in two to forty six installments with the last installment due on March 25, 2019. For the year ended June 30, 2015, the effective interest rates ranged from 2.30% to 6.85% per annum. The borrowings are secured by the mortgages of buildings, vehicles, and prepaid land leases in Malaysia, with an aggregate carrying value of $3,465 and $1,258 as of June 30, 2014 and 2015, respectively.

iv.
The SGD denominated loans are repayable in ten to sixty four installments with the last installment due on March 13, 2023. For the year ended June 30, 2015, the effective interest rates ranged from 2.28% to 7.15% per annum. The borrowing is secured by vehicles and restricted cash with a total carrying value of $181 and $840 as of June 30, 2014 and 2015 respectively.

v.	Convertible Bond

Schedule of Maturities of Long-term Debt [Table Text Block]	Scheduled principal payments for all outstanding long-term loans as of June 30, 2015 are as follows:
Year ending June 30,
2016	$14,111
2017	446
2018	376
2019	19,670
2020 and onwards	59
$34,662